Summary of Significant Accounting Policies - Summary of Aging of Past Due Quality Assurance Receivable (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of Quality Assurance Receivable Past Due [Line Items]
Ouality Assurance Receivable Gross Current	¥ 1,167,391	¥ 3,692,121
Quality Assurance Receivable Gross	1,345,068	4,459,145
Accounts Receivables 1 To 89 Days Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	97,527	436,548
Accounts Receivables 90 To 119 Days Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	31,396	112,510
Accounts Receivables 120 To 149 Days Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	27,959	110,795
Accounts Receivables 150 To 179 Days Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	20,795	107,171
Accounts Receivables Total Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	177,677	767,024
New Borrowers [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Ouality Assurance Receivable Gross Current	191,155	849,189
Quality Assurance Receivable Gross	234,233	1,099,347
New Borrowers [Member] | Accounts Receivables 1 To 89 Days Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	26,708	139,398
New Borrowers [Member] | Accounts Receivables 90 To 119 Days Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	5,651	36,630
New Borrowers [Member] | Accounts Receivables 120 To 149 Days Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	5,312	37,113
New Borrowers [Member] | Accounts Receivables 150 To 179 Days Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	5,407	37,017
New Borrowers [Member] | Accounts Receivables Total Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	43,078	250,158
Repeat Borrowers [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Ouality Assurance Receivable Gross Current	976,236	2,842,932
Quality Assurance Receivable Gross	1,110,835	3,359,798
Repeat Borrowers [Member] | Accounts Receivables 1 To 89 Days Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	70,819	297,150
Repeat Borrowers [Member] | Accounts Receivables 90 To 119 Days Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	25,745	75,880
Repeat Borrowers [Member] | Accounts Receivables 120 To 149 Days Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	22,647	73,682
Repeat Borrowers [Member] | Accounts Receivables 150 To 179 Days Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	15,388	70,154
Repeat Borrowers [Member] | Accounts Receivables Total Past Due [Member]
Schedule of Quality Assurance Receivable Past Due [Line Items]
Quality Assurance Receivable Gross	¥ 134,599	¥ 516,866